SHORT-TERM BORROWINGS - Additional Information (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Short-term Debt [Line Items]
Interest expense due to third party		¥ 0	¥ 31,507
Remaining balance outstanding	$ 1,712,301			¥ 11,931,310	¥ 9,010,525
Short Term Borrowings [Member]
Short-term Debt [Line Items]
Interest expense due to related party	37,242	259,502	¥ 257,145
Founder and Founder's family Member [Member]
Short-term Debt [Line Items]
Face amount of debt	1,164,610			8,115,000
Repayments of debt	745,552	¥ 5,195,000
Remaining balance outstanding	$ 419,058			¥ 2,920,000
Minimum | Founder and Founder's family Member [Member]
Short-term Debt [Line Items]
Term of debt	6 months	6 months
Maximum | Founder and Founder's family Member [Member]
Short-term Debt [Line Items]
Term of debt	1 year	1 year